Summary of Significant Accounting Policies - Concentration and risks (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Concentration and risks
Revenues	$ 272,145,821	$ 441,505,231	$ 177,883,105
Accounts receivable, net	21,483,102	28,127,346	27,254,634
Sales and marketing expenses	200,235,468	418,261,754	157,027,956
Accounts payable	27,760,127	76,125,973
Customer concentration risk | Revenue | Company A
Concentration and risks
Revenues			$ 51,013,296
Concentration risk (as a percent)			28.68%
Customer concentration risk | Revenue | Company B
Concentration and risks
Revenues			$ 28,417,379
Concentration risk (as a percent)			15.98%
Customer concentration risk | Revenue | Company C
Concentration and risks
Revenues			$ 21,988,975
Concentration risk (as a percent)			12.36%
Customer concentration risk | Revenue | Company D
Concentration and risks
Revenues			$ 21,335,698
Concentration risk (as a percent)			11.99%
Customer concentration risk | Revenue | Company E
Concentration and risks
Revenues	$ 75,896,207	$ 115,829,770
Concentration risk (as a percent)	27.89%	26.24%
Customer concentration risk | Revenue | Company F
Concentration and risks
Revenues	$ 68,943,513	$ 58,667,031
Concentration risk (as a percent)	25.33%	13.29%
Customer concentration risk | Accounts receivables | Company E
Concentration and risks
Concentration risk (as a percent)	31.93%	25.60%
Accounts receivable, net	$ 7,233,559	$ 7,498,563
Customer concentration risk | Accounts receivables | Company F
Concentration and risks
Concentration risk (as a percent)	10.15%	39.47%
Accounts receivable, net	$ 2,299,038	$ 11,559,398
Customer concentration risk | Accounts receivables | Company G Member
Concentration and risks
Concentration risk (as a percent)	10.15%
Accounts receivable, net	$ 2,298,864
Vendor concentration risk | Sales and marketing expenses | Company H
Concentration and risks
Concentration risk (as a percent)	12.02%
Sales and marketing expenses	$ 24,058,293
Vendor concentration risk | Sales and marketing expenses | Company I
Concentration and risks
Concentration risk (as a percent)	11.00%
Sales and marketing expenses	$ 22,034,256
Vendor concentration risk | Sales and marketing expenses | Company J
Concentration and risks
Concentration risk (as a percent)		12.53%
Sales and marketing expenses		$ 52,426,534
Vendor concentration risk | Accounts payable | Company G
Concentration and risks
Concentration risk (as a percent)	20.03%
Accounts payable	$ 5,560,854
Vendor concentration risk | Accounts payable | Company H
Concentration and risks
Concentration risk (as a percent)	17.70%
Accounts payable	$ 4,913,194
Vendor concentration risk | Accounts payable | Company I
Concentration and risks
Concentration risk (as a percent)	14.56%
Accounts payable	$ 4,041,705
Vendor concentration risk | Accounts payable | Company J
Concentration and risks
Concentration risk (as a percent)		12.43%
Accounts payable		$ 9,461,038
Vendor concentration risk | Accounts payable | Company K
Concentration and risks
Concentration risk (as a percent)		21.11%
Accounts payable		$ 16,072,255
Vendor concentration risk | Accounts payable | Company L
Concentration and risks
Concentration risk (as a percent)		10.00%
Accounts payable		$ 7,604,056